Note 19 - Stock Options and Nonvested Shares (Details) - Summary of Information with Respect to Stock Options Outstanding - 2014 Stock Incentive Plan [Member] - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number outstanding	1,235,000	1,860,000
Weighted average remaining contractual life, outstanding	8 years 255 days
Weighted average exercise price, outstanding (in Dollars per share)	$ 0.88	$ 0.89
Aggregate intrinsic value, outstanding (in Dollars)	$ 433,540
Number exercisable	480,200
Weighted average exercise price, exercisable (in Dollars per share)	$ 0.89
Aggregate intrinsic value, exercisable (in Dollars)	$ 168,688
$0.878 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock option exercise price (in Dollars per share)	$ 0.878
Number outstanding	985,000
Number exercisable	433,400
$0.92 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock option exercise price (in Dollars per share)	$ 0.92
Number outstanding	30,000
Number exercisable	10,800
$1.03 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock option exercise price (in Dollars per share)	$ 1.03
Number outstanding	50,000
Number exercisable	18,000
$1.04 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock option exercise price (in Dollars per share)	$ 1.04
Number outstanding	50,000
Number exercisable	18,000
$0.87 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock option exercise price (in Dollars per share)	$ 0.87
Number outstanding	120,000